Franklin Value Investors Trust
Statement of Investments (unaudited), January 31, 2021
Franklin MicroCap Value Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.3%
Aerospace & Defense 1.2%
a
Ducommun, Inc. ...................................... United States 38,600 $ 1,904,524
Banks 18.2%
American National Bankshares , Inc. ....................... United States 54,604 1,526,182
Arrow Financial Corp. .................................. United States 89,044 2,617,894
Bar Harbor Bankshares ................................. United States 121,700 2,617,767
First Business Financial Services, Inc. ...................... United States 37,400 720,324
First Financial Corp. ................................... United States 31,900 1,224,641
First Internet Bancorp .................................. United States 141,700 4,338,855
First Mid Bancshares, Inc. ............................... United States 19,748 668,865
a
First Western Financial, Inc. ............................. United States 41,029 757,806
Investar Holding Corp. ................................. United States 175,181 2,825,669
Northeast Bank ....................................... United States 141,735 3,693,614
Northrim BanCorp , Inc. ................................. United States 60,400 1,940,048
Orrstown Financial Services, Inc. ......................... United States 43,700 756,447
Peapack -Gladstone Financial Corp. ....................... United States 118,376 2,784,203
Peoples Financial Services Corp. ......................... United States 56,751 2,044,171
WesBanco , Inc. ....................................... United States 42,357 1,228,353
29,744,839
Biotechnology 0.8%
a
Anika Therapeutics, Inc. ................................ United States 37,000 1,369,370
Building Products 1.9%
a
Gibraltar Industries, Inc. ................................ United States 34,596 3,100,840
Commercial Services & Supplies 1.0%
a
Heritage-Crystal Clean, Inc. ............................. United States 76,900 1,668,730
Communications Equipment 2.4%
a
Digi International, Inc. .................................. United States 113,801 2,101,904
a
PCTEL, Inc. ......................................... United States 47,500 349,600
a
Sierra Wireless, Inc. ................................... Canada 78,100 1,445,631
3,897,135
Construction & Engineering 5.5%
a
Ameresco , Inc., A ..................................... United States 69,000 3,870,210
a
Northwest Pipe Co. .................................... United States 65,700 1,987,425
a
Sterling Construction Co., Inc. ............................ United States 153,251 3,137,048
8,994,683
Construction Materials 0.7%
United States Lime & Minerals, Inc. ........................ United States 9,000 1,089,000
Containers & Packaging 0.4%
a
UFP Technologies, Inc. ................................. United States 14,500 667,145
Diversified Telecommunication Services 2.2%
ATN International, Inc. .................................. United States 29,000 1,252,220
a
ORBCOMM, Inc. ...................................... United States 317,500 2,378,075
3,630,295
Electrical Equipment 3.3%
LSI Industries, Inc. .................................... United States 335,118 3,218,808
Preformed Line Products Co. ............................ United States 23,400 1,504,386
a
Ultralife Corp. ........................................ United States 121,247 711,720
5,434,914

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 2.0%
a
Key Tronic Corp. ...................................... United States 148,000 $ 1,262,440
a
Kimball Electronics, Inc. ................................ United States 108,100 2,072,277
3,334,717
Energy Equipment & Services 0.9%
a
Geospace Technologies Corp. ............................ United States 100,800 821,520
a
Natural Gas Services Group, Inc. ......................... United States 71,710 587,305
1,408,825
Equity Real Estate Investment Trusts (REITs) 2.0%
Alpine Income Property Trust, Inc. ......................... United States 99,300 1,531,206
CTO Realty Growth, Inc. ................................ United States 40,860 1,721,432
3,252,638
Food & Staples Retailing 0.8%
Village Super Market, Inc., A ............................. United States 65,300 1,375,871
Food Products 0.8%
a
Seneca Foods Corp., A ................................. United States 35,715 1,294,669
Health Care Equipment & Supplies 3.0%
a
IntriCon Corp. ........................................ United States 108,800 1,994,304
Invacare Corp. ....................................... United States 244,800 2,291,328
a
Surgalign Holdings, Inc. ................................ United States 241,200 405,216
Utah Medical Products, Inc. .............................. United States 3,261 282,631
4,973,479
Health Care Technology 2.0%
Computer Programs and Systems, Inc. ..................... United States 52,800 1,625,184
a
MTBC, Inc. .......................................... United States 149,500 1,707,290
3,332,474
Hotels, Restaurants & Leisure 4.7%
a
Century Casinos, Inc. .................................. United States 304,662 2,117,401
a
Chuy's Holdings, Inc. .................................. United States 81,100 2,844,988
a
Full House Resorts, Inc. ................................ United States 10,433 59,468
Ruth's Hospitality Group, Inc. ............................ United States 147,000 2,673,930
7,695,787
Household Durables 2.6%
Hooker Furniture Corp. ................................. United States 70,000 2,109,100
a
Purple Innovation, Inc. ................................. United States 61,900 2,107,076
4,216,176
Independent Power and Renewable Electricity Producers 0.6%
Polaris Infrastructure, Inc. ............................... Canada 61,100 1,000,574
Interactive Media & Services 0.5%
a
DHI Group, Inc. ....................................... United States 304,800 762,000
IT Services 1.2%
Hackett Group, Inc. (The) ............................... United States 138,900 1,891,818
Machinery 7.5%
Alamo Group, Inc. ..................................... United States 18,100 2,526,579
Graham Corp. ........................................ United States 30,100 444,276
Hurco Cos., Inc. ...................................... United States 95,500 2,809,610
Miller Industries, Inc. ................................... United States 65,300 2,604,164

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Shyft Group, Inc. (The) ................................. United States 129,100 $ 3,898,820
12,283,449
Metals & Mining 1.7%
Olympic Steel, Inc. .................................... United States 98,100 1,339,065
Schnitzer Steel Industries, Inc., A ......................... United States 47,200 1,393,344
2,732,409
Mortgage Real Estate Investment Trusts (REITs) 1.7%
Arbor Realty Trust, Inc. ................................. United States 200,513 2,859,315
Oil, Gas & Consumable Fuels 1.0%
Adams Resources & Energy, Inc. ......................... United States 18,459 446,892
Ardmore Shipping Corp. ................................ Ireland 364,400 1,166,080
1,612,972
Paper & Forest Products 1.3%
Mercer International, Inc. ................................ Germany 192,300 2,172,990
Professional Services 2.2%
a
GP Strategies Corp. ................................... United States 126,885 1,532,771
Resources Connection, Inc. ............................. United States 172,400 1,989,496
3,522,267
Real Estate Management & Development 2.4%
Indus Realty Trust, Inc. ................................. United States 62,400 3,976,752
Semiconductors & Semiconductor Equipment 3.3%
a
AXT, Inc. ............................................ United States 254,300 2,626,919
NVE Corp. .......................................... United States 5,400 345,006
a
Photronics , Inc. ....................................... United States 220,700 2,449,770
5,421,695
Specialty Retail 6.2%
a
Children's Place, Inc. (The) .............................. United States 30,300 2,226,141
a
Genesco, Inc. ........................................ United States 66,500 2,580,865
Haverty Furniture Cos., Inc. .............................. United States 51,100 1,670,459
a
Hibbett Sports, Inc. .................................... United States 39,500 2,229,775
Shoe Carnival, Inc. .................................... United States 31,200 1,466,088
10,173,328
Textiles, Apparel & Luxury Goods 4.8%
a
Delta Apparel, Inc. ..................................... United States 101,100 2,024,022
Rocky Brands, Inc. .................................... United States 92,620 3,191,685
a
Vera Bradley, Inc. ..................................... United States 321,100 2,713,295
7,929,002
Thrifts & Mortgage Finance 6.2%
Premier Financial Corp. ................................. United States 127,500 3,539,400
Southern Missouri Bancorp, Inc. .......................... United States 80,900 2,479,585
Territorial Bancorp, Inc. ................................. United States 43,800 1,045,068
Western New England Bancorp, Inc. ....................... United States 92,700 594,207
WSFS Financial Corp. .................................. United States 59,200 2,543,824
10,202,084

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 0.3%
Consolidated Water Co. Ltd. ............................. United States 38,900 $ 492,863
Total Common Stocks (Cost $92,253,966) ......................................
159,419,629
Short Term Investments 2.9%
a a
Country Shares
a
Value
a
Money Market Funds 2.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 4,830,905 4,830,905
Total Money Market Funds (Cost $4,830,905) ...................................
4,830,905
Total Short Term Investments (Cost $4,830,905 ) .................................
4,830,905
a
Total Investments (Cost $97,084,871) 100.2% ...................................
$164,250,534
Other Assets, less Liabilities (0.2)% ...........................................
(405,995)
Net Assets 100.0% ...........................................................
$163,844,539
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Mutual U.S. Value Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks 95.7%
Aerospace & Defense 1.6%
Huntington Ingalls Industries, Inc. ....................................... 70,100 $ 11,028,833
Automobiles 2.6%
General Motors Co. .................................................. 366,500 18,574,220
Banks 11.3%
Bank of America Corp. ............................................... 875,500 25,958,575
Citizens Financial Group, Inc. .......................................... 289,900 10,563,956
JPMorgan Chase & Co. ............................................... 200,800 25,836,936
PNC Financial Services Group, Inc. (The) ................................. 125,500 18,011,760
80,371,227
Building Products 2.8%
Johnson Controls International plc ....................................... 393,600 19,609,152
Chemicals 3.3%
Ashland Global Holdings, Inc. .......................................... 31,000 2,479,690
Huntsman Corp. .................................................... 422,600 11,165,092
Westlake Chemical Corp. ............................................. 128,400 9,817,464
23,462,246
Commercial Services & Supplies 1.5%
Tetra Tech, Inc. ..................................................... 85,400 10,382,078
Consumer Finance 2.9%
Capital One Financial Corp. ........................................... 196,300 20,466,238
Diversified Financial Services 2.4%
Voya Financial, Inc. .................................................. 307,100 17,031,766
Electric Utilities 3.1%
Entergy Corp. ...................................................... 104,700 9,981,051
Evergy , Inc. ........................................................ 71,043 3,817,140
Pinnacle West Capital Corp. ........................................... 109,400 8,232,350
22,030,541
Electrical Equipment 1.1%
Regal Beloit Corp. ................................................... 63,140 7,922,807
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc. ....................................................... 193,700 6,948,019
Energy Equipment & Services 1.7%
Schlumberger NV ................................................... 531,900 11,813,499
Entertainment 1.9%
a
Walt Disney Co. (The) ................................................ 81,600 13,722,672
a
Equity Real Estate Investment Trusts (REITs) 4.1%
Brixmor Property Group, Inc. ........................................... 1,217,400 20,610,582
Vornado Realty Trust ................................................. 218,200 8,675,632
29,286,214
Food Products 5.7%
Archer-Daniels-Midland Co. ........................................... 239,600 11,982,396
Kraft Heinz Co. (The) ................................................ 846,600 28,369,566
40,351,962
Health Care Equipment & Supplies 1.6%
Medtronic plc ...................................................... 104,800 11,667,384

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services 3.0%
Anthem, Inc. ....................................................... 58,900 $ 17,492,122
CVS Health Corp. ................................................... 50,100 3,589,665
21,081,787
Household Durables 2.1%
DR Horton, Inc. ..................................................... 190,733 14,648,295
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The) .................................................... 419,600 10,234,044
Industrial Conglomerates 2.4%
General Electric Co. ................................................. 1,623,800 17,342,184
Insurance 4.7%
Everest Re Group Ltd. ............................................... 76,700 16,189,836
Hartford Financial Services Group, Inc. (The) .............................. 360,100 17,292,002
33,481,838
IT Services 1.5%
Cognizant Technology Solutions Corp., A .................................. 136,800 10,663,560
Life Sciences Tools & Services 0.5%
a
Bio-Rad Laboratories, Inc., A ........................................... 6,495 3,726,636
a
Machinery 1.9%
Oshkosh Corp. ..................................................... 145,800 13,353,822
Media 3.4%
Comcast Corp., A ................................................... 486,180 24,099,943
Metals & Mining 1.5%
Reliance Steel & Aluminum Co. ......................................... 89,290 10,364,783
Oil, Gas & Consumable Fuels 2.4%
Chevron Corp. ..................................................... 119,700 10,198,440
Kinder Morgan, Inc. .................................................. 488,700 6,880,896
17,079,336
Pharmaceuticals 7.6%
Merck & Co., Inc. ................................................... 287,200 22,134,504
Novartis AG, ADR ................................................... 233,800 21,151,886
Perrigo Co. plc ..................................................... 249,600 10,657,920
53,944,310
Semiconductors & Semiconductor Equipment 1.4%
MKS Instruments, Inc. ................................................ 62,000 9,800,340
Software 4.9%
NortonLifeLock , Inc. ................................................. 858,000 18,078,060
Oracle Corp. ....................................................... 275,400 16,642,422
34,720,482
Specialty Retail 1.4%
Dick's Sporting Goods, Inc. ............................................ 153,200 10,265,932
Technology Hardware, Storage & Peripherals 2.5%
Western Digital Corp. ................................................ 307,732 17,365,317
Textiles, Apparel & Luxury Goods 2.4%
Tapestry, Inc. ...................................................... 536,600 16,967,292

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 16 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Wireless Telecommunication Services 2.1%
a
T-Mobile US, Inc. ................................................... 119,500 $ 15,066,560
a
Total Common Stocks (Cost $541,963,525) .....................................
678,875,319
Principal
Amount
a a a a
Corporate Bonds 0.7%
Software 0.7%
b
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Note , 144A, 10.5% , 2/01/24 ........ $ 4,661,000 4,684,305
Total Corporate Bonds (Cost $4,210,208) .......................................
4,684,305
Total Long Term Investments (Cost $546,173,733) ...............................
683,559,624
a
a a a a
Short Term Investments 4.1%
Shares
a
Money Market Funds 4.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 28,973,043 28,973,043
Total Money Market Funds (Cost $28,973,043) ..................................
28,973,043
Total Short Term Investments (Cost $28,973,043 ) ................................
28,973,043
a
Total Investments (Cost $575,146,776) 100.5% ..................................
$712,532,667
Other Assets, less Liabilities (0.5)% ...........................................
(3,257,496)
Net Assets 100.0% ...........................................................
$709,275,171
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the value of this security was
$4,684,305, representing 0.7% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Small Cap Value Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Aerospace & Defense 1.0%
a
Meggitt plc .......................................... United Kingdom 5,855,017 $ 31,660,473
Auto Components 0.1%
LCI Industries ........................................ United States 18,940 2,450,457
Automobiles 1.6%
Thor Industries, Inc. ................................... United States 426,796 51,646,584
Banks 14.4%
Atlantic Union Bankshares Corp. .......................... United States 1,153,814 37,891,252
Bryn Mawr Bank Corp. ................................. United States 988,052 30,708,656
Columbia Banking System, Inc. ........................... United States 1,933,417 74,475,223
First Horizon Corp. .................................... United States 7,031,600 97,668,924
b
First of Long Island Corp. (The) ........................... United States 1,230,606 20,588,038
German American Bancorp, Inc. .......................... United States 376,500 12,736,995
Glacier Bancorp, Inc. ................................... United States 239,983 11,195,207
Lakeland Financial Corp. ................................ United States 711,716 41,777,729
Peoples Bancorp, Inc. .................................. United States 540,026 16,470,793
South State Corp. ..................................... United States 991,177 69,124,684
TriCo Bancshares ..................................... United States 908,962 33,904,283
Washington Trust Bancorp, Inc. ........................... United States 616,609 26,871,820
473,413,604
Building Products 3.3%
Apogee Enterprises, Inc. ................................ United States 1,139,791 40,006,664
Insteel Industries, Inc. .................................. United States 896,697 22,632,632
a
Masonite International Corp. ............................. United States 44,795 4,457,103
UFP Industries, Inc. .................................... United States 733,667 39,573,998
106,670,397
Capital Markets 0.2%
Houlihan Lokey , Inc. ................................... United States 90,299 5,855,890
Chemicals 7.7%
Ashland Global Holdings, Inc. ............................ United States 285,077 22,803,309
Avient Corp. ......................................... United States 2,301,924 88,462,939
Cabot Corp. ......................................... United States 1,242,497 54,558,043
a
Elementis plc ........................................ United Kingdom 13,648,457 20,588,426
Minerals Technologies, Inc. .............................. United States 1,098,933 67,727,241
254,139,958
Commercial Services & Supplies 1.6%
McGrath RentCorp .................................... United States 764,790 53,374,694
Communications Equipment 2.3%
a
NetScout Systems, Inc. ................................. United States 2,619,500 76,581,083
Construction & Engineering 3.0%
Argan , Inc. .......................................... United States 498,278 21,540,558
a
Great Lakes Dredge & Dock Corp. ........................ United States 1,269,539 17,303,817
a
WillScot Mobile Mini Holdings Corp. ....................... United States 2,531,926 60,031,965
98,876,340
Construction Materials 0.7%
a
Summit Materials, Inc., A ................................ United States 1,105,534 22,696,613
Electric Utilities 0.9%
IDACORP, Inc. ....................................... United States 326,517 28,831,451

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.0%
Regal Beloit Corp. ..................................... United States 269,125 $ 33,769,805
Electronic Equipment, Instruments & Components 3.4%
Benchmark Electronics, Inc. ............................. United States 1,027,831 26,034,959
a
Coherent, Inc. ........................................ United States 379,315 76,181,625
a
Knowles Corp. ....................................... United States 539,886 10,414,401
112,630,985
Energy Equipment & Services 0.4%
Hunting plc .......................................... United Kingdom 3,670,911 10,054,001
a
Natural Gas Services Group, Inc. ......................... United States 531,000 4,348,890
14,402,891
Equity Real Estate Investment Trusts (REITs) 1.1%
Healthcare Realty Trust, Inc. ............................. United States 368,473 11,057,875
Highwoods Properties, Inc. .............................. United States 182,699 6,849,386
Sunstone Hotel Investors, Inc. ............................ United States 1,665,335 17,819,084
Weingarten Realty Investors ............................. United States 24,600 553,746
36,280,091
Food & Staples Retailing 0.2%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 158,416 6,664,561
Food Products 1.8%
Glanbia plc .......................................... Ireland 4,510,289 55,650,667
Maple Leaf Foods, Inc. ................................. Canada 114,258 2,232,977
57,883,644
Gas Utilities 0.1%
Spire, Inc. ........................................... United States 50,658 3,099,763
Health Care Equipment & Supplies 3.4%
a
Envista Holdings Corp. ................................. United States 1,699,590 60,403,429
a
Integer Holdings Corp. ................................. United States 672,683 49,644,005
110,047,434
Hotels, Restaurants & Leisure 4.5%
a
Dalata Hotel Group plc ................................. Ireland 5,936,776 24,062,287
a,b
Denny's Corp. ........................................ United States 4,209,787 66,219,950
Jack in the Box, Inc. ................................... United States 584,138 54,990,751
Wyndham Hotels & Resorts, Inc. .......................... United States 49,306 2,868,130
148,141,118
Household Durables 0.1%
a
M/I Homes, Inc. ....................................... United States 72,295 3,569,204
Insurance 11.4%
CNO Financial Group, Inc. .............................. United States 3,384,264 71,780,239
Hanover Insurance Group, Inc. (The) ....................... United States 829,824 93,330,305
Horace Mann Educators Corp. ........................... United States 2,031,284 79,565,394
Old Republic International Corp. .......................... United States 5,145,938 93,141,478
Selective Insurance Group, Inc. ........................... United States 541,473 35,184,916
373,002,332
Leisure Products 2.7%
BRP, Inc. ............................................ United States 156,483 10,300,441
Brunswick Corp. ...................................... United States 917,232 79,303,879
89,604,320

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 16.6%
Astec Industries, Inc. ................................... United States 442,217 $ 26,298,645
Columbus McKinnon Corp. .............................. United States 887,429 38,328,059
b
Greenbrier Cos., Inc. (The) .............................. United States 1,971,294 71,321,417
Hillenbrand, Inc. ...................................... United States 1,930,472 79,342,399
a
Meritor, Inc. .......................................... United States 1,001,932 25,859,865
Mueller Industries, Inc. ................................. United States 536,425 18,318,914
Mueller Water Products, Inc., A ........................... United States 4,266,170 51,151,378
Oshkosh Corp. ....................................... United States 700,529 64,161,451
REV Group, Inc. ...................................... United States 1,024,291 10,580,926
Rexnord Corp. ....................................... United States 1,521,419 57,600,923
Timken Co. (The) ..................................... United States 1,091,920 82,614,667
Wabash National Corp. ................................. United States 1,242,401 19,816,296
545,394,940
Metals & Mining 1.4%
Kaiser Aluminum Corp. ................................. United States 161,453 13,997,975
Reliance Steel & Aluminum Co. ........................... United States 273,612 31,760,881
45,758,856
Multi-Utilities 1.3%
Black Hills Corp. ...................................... United States 743,531 43,957,553
Oil, Gas & Consumable Fuels 2.3%
Crescent Point Energy Corp. ............................. Canada 23,539,568 64,799,624
a
Green Plains, Inc. ..................................... United States 558,107 10,721,236
75,520,860
Paper & Forest Products 1.0%
Glatfelter Corp. ....................................... United States 2,141,233 33,510,297
Professional Services 0.9%
a
Huron Consulting Group, Inc. ............................ United States 68,850 3,646,296
Kforce , Inc. .......................................... United States 620,154 26,449,568
30,095,864
Road & Rail 0.2%
Heartland Express, Inc. ................................. United States 427,879 8,031,289
Software 1.6%
a
ACI Worldwide, Inc. .................................... United States 1,367,088 52,482,508
Specialty Retail 3.7%
a
Boot Barn Holdings, Inc. ................................ United States 388,846 22,257,545
a
Dufry AG ............................................ Switzerland 564,396 30,343,429
Group 1 Automotive, Inc. ................................ United States 503,953 69,354,012
121,954,986
Textiles, Apparel & Luxury Goods 1.7%
Carter's, Inc. ......................................... United States 404,000 35,568,160
Wolverine World Wide, Inc. .............................. United States 653,669 18,721,080
54,289,240
Thrifts & Mortgage Finance 0.3%
TrustCo Bank Corp. ................................... United States 1,639,400 10,197,068
Total Common Stocks (Cost $2,703,523,552) ....................................
3,216,487,153

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 68,065,385 $ 68,065,385
Total Money Market Funds (Cost $68,065,385) ..................................
68,065,385
Total Short Term Investments (Cost $68,065,385 ) ................................
68,065,385
a
Total Investments (Cost $2,771,588,937) 100.0% ................................
$3,284,552,538
Other Assets, less Liabilities 0.0% .............................................
1,048,745
Net Assets 100.0% ...........................................................
$3,285,601,283
a
Non-income producing.
b
See Note 4 regarding holdings of 5% voting securities.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2021, investments in “affiliated companies” were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2021, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Denny's Corp ........... $ 10,968,662 $ 40,145,720 $ — $ — $ 15,105,568 $ 66,219,950 4,209,787 $ —
First of Long Island Corp/The . 18,988,251 — — — 1,599,788 20,588,038 1,230,606 233,815
Greenbrier Cos Inc /The .... 48,148,697 10,082,661 (2,840,823) (330,077) 16,260,959 71,321,417 1,971,294 1,014,093
Wabash National Corp ..... 39,682,215 — (26,792,511) 8,173,033 —
a
—
a
—
a
—
Total Affiliated Securities
(Value is 4.8% of Net Assets) $117,787,825 $50,228,381 $(29,633,334) 7,842,956 32,966,315 $158,129,405 $1,247,908
a
As of January 31, 2021, no longer an affiliate.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $2,721,839 $10,612,428 $(8,503,362) $— $— $4,830,905 4,830,905 $—
Total Affiliated Securities .... $2,721,839 $10,612,428 $(8,503,362) $— $— $4,830,905 $—
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $21,438,515 $43,423,664 $(35,889,136) $— $— $28,973,043 28,973,043 $—
Total Affiliated Securities .... $21,438,515 $43,423,664 $(35,889,136) $— $— $28,973,043 $—
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $67,492,583 $239,383,210 $(238,810,408) $— $— $68,065,385 68,065,385 $—
Total Affiliated Securities .... $67,492,583 $239,383,210 $(238,810,408) $— $— $68,065,385 $—
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 159,419,629 $ — $ — $ 159,419,629
Short Term Investments ................... 4,830,905 — — 4,830,905
Total Investments in Securities ........... $164,250,534 $— $— $164,250,534
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 678,875,319 $ — $ — $ 678,875,319
Corporate Bonds ........................ — 4,684,305 — 4,684,305
Short Term Investments ................... 28,973,043 — — 28,973,043
Total Investments in Securities ........... $707,848,362 $4,684,305 $— $712,532,667
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 31,660,473 — 31,660,473
Auto Components ...................... 2,450,457 — — 2,450,457
Automobiles .......................... 51,646,584 — — 51,646,584
Banks ............................... 473,413,604 — — 473,413,604
Building Products ...................... 106,670,397 — — 106,670,397
Capital Markets ........................ 5,855,890 — — 5,855,890
Chemicals ........................... 254,139,958 — — 254,139,958
Commercial Services & Supplies ........... 53,374,694 — — 53,374,694
Communications Equipment .............. 76,581,083 — — 76,581,083
Construction & Engineering ............... 98,876,340 — — 98,876,340
Construction Materials .................. 22,696,613 — — 22,696,613
Electric Utilities ........................ 28,831,451 — — 28,831,451
Electrical Equipment .................... 33,769,805 — — 33,769,805
Electronic Equipment, Instruments &
Components ........................ 112,630,985 — — 112,630,985
Energy Equipment & Services ............. 14,402,891 — — 14,402,891
Equity Real Estate Investment Trusts (REITs) . 36,280,091 — — 36,280,091
Food & Staples Retailing ................. 6,664,561 — — 6,664,561
Food Products ........................ 2,232,977 55,650,667 — 57,883,644
Gas Utilities .......................... 3,099,763 — — 3,099,763
Health Care Equipment & Supplies ......... 110,047,434 — — 110,047,434
Hotels, Restaurants & Leisure ............. 148,141,118 — — 148,141,118
Household Durables .................... 3,569,204 — — 3,569,204
Insurance ............................ 373,002,332 — — 373,002,332
Leisure Products ....................... 89,604,320 — — 89,604,320
Machinery ............................ 545,394,940 — — 545,394,940
Metals & Mining ....................... 45,758,856 — — 45,758,856
Multi-Utilities .......................... 43,957,553 — — 43,957,553
Oil, Gas & Consumable Fuels ............. 75,520,860 — — 75,520,860
Paper & Forest Products ................. 33,510,297 — — 33,510,297
Professional Services ................... 30,095,864 — — 30,095,864
Road & Rail .......................... 8,031,289 — — 8,031,289
Software ............................. 52,482,508 — — 52,482,508
Specialty Retail ........................ 91,611,557 30,343,429 — 121,954,986
Textiles, Apparel & Luxury Goods .......... 54,289,240 — — 54,289,240
6. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Thrifts & Mortgage Finance ............... $ 10,197,068 $ — $ — $ 10,197,068
Short Term Investments ................... 68,065,385 — — 68,065,385
Total Investments in Securities ........... $3,166,897,969 $117,654,569 $— $3,284,552,538
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ADR American Depositary Receipt
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.